EQUITY ACCOUNTED INVESTMENTS - Schedule of Assets and Liabilities of Joint Ventures and Associates (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Investment [Line Items]
Current assets	$ 2,479	$ 4,051
Non-current assets	80,435	73,929
Current liabilities	10,513	8,215
Non-current liabilities	37,394	35,690
GGP Inc. (“GGP”)
Investment [Line Items]
Current assets	1,029	1,547
Non-current assets	37,841	38,460
Current liabilities	947	2,540
Non-current liabilities	13,062	12,656
Net assets	24,861	24,811
China Xintiandi (“CXTD”)
Investment [Line Items]
Current assets	173	41
Non-current assets	3,678	3,449
Current liabilities	138	276
Non-current liabilities	1,476	1,299
Net assets	2,237	1,915
Diplomat
Investment [Line Items]
Current assets	24	26
Non-current assets	777	760
Current liabilities	23	385
Non-current liabilities	400	5
Net assets	378	396
Brookfield Premier Real Estate Partners Pooling LLC
Investment [Line Items]
Current assets	18	8
Non-current assets	1,670	602
Current liabilities	14	3
Non-current liabilities	456	0
Net assets	1,218	607
Other
Investment [Line Items]
Current assets	149	97
Non-current assets	2,042	1,784
Current liabilities	231	174
Non-current liabilities	870	841
Net assets	1,090	866
Associates
Investment [Line Items]
Current assets	1,393	1,719
Non-current assets	46,008	45,055
Current liabilities	1,353	3,378
Non-current liabilities	16,264	14,801
Net assets	29,784	28,595
Canary Wharf Joint Venture
Investment [Line Items]
Current assets	844	776
Non-current assets	13,092	11,685
Current liabilities	703	461
Non-current liabilities	6,759	6,268
Net assets	6,474	5,732
Manhattan West, New York
Investment [Line Items]
Current assets	74	244
Non-current assets	4,248	3,374
Current liabilities	816	733
Non-current liabilities	941	718
Net assets	2,565	2,167
245 Park Avenue, New York
Investment [Line Items]
Current assets		47
Non-current assets		2,153
Current liabilities		816
Non-current liabilities		0
Net assets		1,384
Grace Building, New York
Investment [Line Items]
Current assets	35	30
Non-current assets	2,042	2,043
Current liabilities	12	9
Non-current liabilities	891	891
Net assets	1,174	1,173
One Liberty Plaza, New York
Investment [Line Items]
Current assets	129
Non-current assets	1,527
Current liabilities	17
Non-current liabilities	839
Net assets	800
Southern Cross East, Melbourne
Investment [Line Items]
Current assets	94	34
Non-current assets	732	659
Current liabilities	11	0
Non-current liabilities	0	0
Net assets	815	693
Brazil Retail
Investment [Line Items]
Current assets	42
Non-current assets	982
Current liabilities	10
Non-current liabilities	65
Net assets	949
EY Centre
Investment [Line Items]
Current assets	29	22
Non-current assets	611	521
Current liabilities	18	17
Non-current liabilities	0	0
Net assets	622	526
D.C. Fund
Investment [Line Items]
Current assets	41	40
Non-current assets	1,351	1,378
Current liabilities	348	35
Non-current liabilities	436	743
Net assets	608	640
VAMF II
Investment [Line Items]
Current assets	111	59
Non-current assets	1,813	1,942
Current liabilities	295	87
Non-current liabilities	851	1,125
Net assets	778	789
Principal Place - Commercial, London
Investment [Line Items]
Current assets	7
Non-current assets	941
Current liabilities	45
Non-current liabilities	444
Net assets	459
Potsdamer Platz, Berlin
Investment [Line Items]
Current assets	60	51
Non-current assets	1,835	1,463
Current liabilities	54	29
Non-current liabilities	1,021	841
Net assets	820	644
One New York Plaza, New York
Investment [Line Items]
Current assets	69	36
Non-current assets	1,480	1,480
Current liabilities	0	8
Non-current liabilities	748	734
Net assets	801	774
Republic Plaza, Denver
Investment [Line Items]
Current assets	28	36
Non-current assets	495	510
Current liabilities	20	21
Non-current liabilities	265	270
Net assets	238	255
75 State Street, Boston
Investment [Line Items]
Current assets	16	13
Non-current assets	662	648
Current liabilities	8	5
Non-current liabilities	309	309
Net assets	361	347
Other
Investment [Line Items]
Current assets	707	677
Non-current assets	5,357	3,567
Current liabilities	736	514
Non-current liabilities	2,080	1,028
Net assets	3,248	2,702
Joint ventures
Investment [Line Items]
Current assets	2,286	2,065
Non-current assets	37,168	31,423
Current liabilities	3,093	2,735
Non-current liabilities	15,649	12,927
Net assets	20,712	17,826
Joint ventures | Associates
Investment [Line Items]
Current assets	3,679	3,784
Non-current assets	83,176	76,478
Current liabilities	4,446	6,113
Non-current liabilities	31,913	27,728
Net assets	$ 50,496	$ 46,421